Summary of Significant Accounting Policies (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Office Equipment [Member]
Estimated useful life	7 years	7 years
Depreciation Method	Straight-line	Straight-line
Machinery And Equipment [Member] | Minimum [Member]
Estimated useful life	5 years	5 years
Depreciation Method	Straight-line	Straight-line
Machinery And Equipment [Member] | Maximum [Member]
Estimated useful life	7 years	7 years
Depreciation Method	Straight-line	Straight-line
Computer Equipment [Member] | Minimum [Member]
Estimated useful life	3 years	3 years
Depreciation Method	Straight-line	Straight-line
Computer Equipment [Member] | Maximum [Member]
Estimated useful life	7 years	7 years
Depreciation Method	Straight-line	Straight-line
Vehicles [Member]
Estimated useful life	5 years	5 years
Depreciation Method	Straight-line	Straight-line